INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS [Text Block]

11. INTANGIBLE ASSETS

As of December 31, 2017 and 2016, intangible assets consist of:

	Software and software
	development costs	Trademarks	Total
Amortized intangible assets:
Gross carrying amounts
Balance as of January 1, 2016	$4,328,566	$946,421	$5,274,987
Foreign currency translation	(283,281)	(61,938)	(345,219)
Balance as of December 31, 2016	4,045,285	884,483	4,929,768
Foreign currency translation	270,585	59,162	329,747
Balance as of December 31, 2017	4,315,870	943,645	5,259,515
Accumulated amortization
Balance as of January 1, 2016	1,870,409	874,475	2,744,884
Amortization expense	789,736	18,480	808,216
Foreign currency translation	(122,409)	(57,229)	(179,638)
Balance as of December 31, 2016	2,537,736	835,726	3,373,462
Amortization expense	801,475	18,993	820,468
Foreign currency translation	200,255	56,623	256,878
Balance as of December 31, 2017	3,539,466	911,342	4,450,808
Total amortized intangible assets	$776,404	$32,303	$808,707

Amortization expense for the years ended December 31, 2017, 2016, and 2015 was approximately $0.8 million, $0.8 million, and $0.8 million, respectively.

Based on the impairment test performed, management determined no impairment for the years ended December 31, 2017, 2016 and 2015.

Estimated amortization for the next four years is as follows:

2018	$745,633
2019	61,472
2020	1,602
Total	$808,707